SHARE-BASED PAYMENT - Changes in outstanding share options (Details)	6 Months Ended
	Jun. 30, 2024 Options $ / shares	Jun. 30, 2023 Options $ / shares
Number of options
Options at beginning of the period | Options	4,908,983	5,286,884
Granted | Options	18,100	264,291
Exercised | Options	(271,036)	(23,126)
Forfeited | Options	(205,828)	(79,476)
Options outstanding at end of the period | Options	4,450,219	5,448,573
Options exercisable at end of the period | Options	3,182,050	3,112,899
Weighted average exercise price
Options at beginning of the period | $ / shares	$ 3.25	$ 3.21
Granted | $ / shares	0.01	4.25
Exercised | $ / shares	0.91	0.81
Forfeited | $ / shares	3.67	2.64
Options outstanding at end of the period | $ / shares	3.36	3.27
Options exercisable at end of the period | $ / shares	$ 2.83	$ 1.97